Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.39227%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,793,658.86

Principal:
Principal Collections	$33,268,725.95
Prepayments in Full	$17,307,479.26
Liquidation Proceeds	$247,842.65
Recoveries	$32,151.57
Sub Total	$50,856,199.43
Collections	$54,649,858.29

Purchase Amounts:
Purchase Amounts Related to Principal	$1,503,854.22
Purchase Amounts Related to Interest	$9,481.76
Sub Total	$1,513,335.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,163,194.27

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,163,194.27
Servicing Fee	$1,103,027.39	$1,103,027.39	$0.00	$0.00	$55,060,166.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$55,060,166.88
Interest - Class A-2a Notes	$971,953.91	$971,953.91	$0.00	$0.00	$54,088,212.97
Interest - Class A-2b Notes	$751,111.07	$751,111.07	$0.00	$0.00	$53,337,101.90
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$51,399,352.57
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$50,798,139.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,798,139.07
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$50,599,579.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,599,579.82
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$50,462,250.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,462,250.32
Regular Principal Payment	$66,581,852.07	$50,462,250.32	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,163,194.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$50,462,250.32
Total					$50,462,250.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$31,017,795.05	$97.22	$971,953.91	$3.05	$31,989,748.96	$100.27
Class A-2b Notes	$19,444,455.27	$97.22	$751,111.07	$3.76	$20,195,566.34	$100.98
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$50,462,250.32	$31.96	$4,597,916.56	$2.91	$55,060,166.88	$34.87

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$258,040,860.07	0.8088041	$227,023,065.02	0.7115818
Class A-2b Notes	$161,760,820.00	0.8088041	$142,316,364.73	0.7115818
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,174,961,680.07	0.7441459	$1,124,499,429.75	0.7121863

Pool Information
Weighted Average APR	3.318%	3.320%
Weighted Average Remaining Term	48.04	47.22
Number of Receivables Outstanding	45,189	44,268
Pool Balance	$1,323,632,863.61	$1,271,152,297.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,201,728,020.86	$1,154,289,221.61
Pool Factor	0.7583971	0.7283275

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$116,863,076.36
Targeted Overcollateralization Amount	$162,772,469.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,652,868.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$152,663.56
(Recoveries)		12	$32,151.57
Net Loss for Current Collection Period			$120,511.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1093%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2139%
Second Prior Collection Period			0.3227%
Prior Collection Period			0.2720%
Current Collection Period			0.1115%
Four Month Average (Current and Prior Three Collection Periods)			0.2300%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		521	$1,597,277.76
(Cumulative Recoveries)			$58,317.86
Cumulative Net Loss for All Collection Periods			$1,538,959.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0882%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,065.79
Average Net Loss for Receivables that have experienced a Realized Loss			$2,953.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	265	$9,693,230.20
61-90 Days Delinquent	0.12%	39	$1,533,348.76
91-120 Days Delinquent	0.04%	12	$550,729.19
Over 120 Days Delinquent	0.01%	4	$169,633.66
Total Delinquent Receivables	0.94%	320	$11,946,941.81

Repossession Inventory:
Repossessed in the Current Collection Period		18	$800,591.29
Total Repossessed Inventory		27	$1,129,722.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0825%
Prior Collection Period			0.0907%
Current Collection Period			0.1242%
Three Month Average			0.0992%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1773%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2023
Payment Date	6/15/2023
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	116	$4,624,335.24
2 Months Extended	149	$6,048,031.64
3+ Months Extended	13	$483,347.27

Total Receivables Extended	278	$11,155,714.15
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer